Business combinations (Tables)	12 Months Ended
Mar. 31, 2014
Business combinations
Schedule of total estimated cost of acquisition

Initial payment	$850
Estimated fair value of contingent cash consideration	5,267
Estimated fair value of contingent share-based consideration	538

$6,655

Schedule of the assets and liabilities of FOSS reflecting the purchase price allocation to the net assets acquired

March 20, 2013
Intangible assets, NBV	6,389
Goodwill	361

Total assets	6,750
Deferred tax asset/(liability)	(95)

Total liabilities	(95)

Total net assets acquired	6,655

Total purchase consideration	6,655